Statement of Changes in Shareholders' Equity (USD $)	Ordinary shares	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Sale of ordinary shares issued to initial shareholders at Jun. 30, 2010	$ 3,067	$ 21,933		$ 25,000
Sale of ordinary shares issued to initial shareholders (in shares) at Jun. 30, 2010	3,066,667
Redemption of initial ordinary shares	(933)	933		0
Redemption of initial ordinary shares (in shares)	(933,334)
Sale of 6,400,000 units, net of underwriters' discount and offering expenses (including 5,887,999 shares subject to possible redemption)	6,400	61,483,605		61,490,005
Sale of 6,400,000 units, net of underwriters' discount and offering expenses (including 5,887,999 shares subject to possible redemption) (in shares)	6,400,000
Net proceeds subject to possible redemption of 5,887,999 shares		(59,496,750)		(59,496,750)
Sale of private placement warrants		4,000,000		4,000,000
Net loss			(234,508)	(234,508)
Balance at Jun. 30, 2011	$ 8,534	$ 6,009,721	$ (234,508)	$ 5,783,747
Balance (in shares) at Jun. 30, 2011	8,533,333